Consolidated Statements of Operations (Parentheticals) (Reclassifications Of Losses On Previously Designated Cash Flow Hedges [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Reclassifications Of Losses On Previously Designated Cash Flow Hedges [Member]
Interest Expense	$ 22,904